UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

December 31, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Brazil — 1.4%

Banco do Brasil SA	48,800	$586

JBS SA	103,400	309

PPLA Participations Ltd.[1]	1,633	1

Qualicorp Consultoria e Corretora de Seguros S.A.	30,100	100

Smiles Fidelidade SA	16,500	186

Suzano Papel e Celulose SA	23,100	227

Vale SA, Class B ADR	49,529	653

		2,062

Canada — 5.5%

Canadian Imperial Bank of Commerce	12,351	920

Encana Corp.	315,322	1,820

Gildan Activewear Inc.	65,219	1,980

Manulife Financial Corp.	215,710	3,060

		7,780

China — 6.7%

Agile Property Holdings Ltd.	102,000	120

Alibaba Group Holding Ltd. ADR[1]	4,175	572

Anhui Conch Cement Co. Ltd., Class H	107,677	523

Bank of China Ltd., Class H	1,681,000	726

China Communications Construction Co. Ltd., Class H	306,000	289

China Construction Bank Corp., Class H	1,332,741	1,099

China Everbright International Ltd.	99,000	89

China Lumena New Materials Corp.[1,2]	196,000	—

China Mobile Ltd.	6,000	58

China Mobile Ltd. ADR	2,176	104

China Petroleum & Chemical Corp., Class H	948,000	677

China Railway Construction Corp. Ltd., Class H	194,500	270

China Railway Group Ltd., Class H	262,000	238

China Shenhua Energy Co. Ltd., Class H	118,500	260

Daqo New Energy Corp. ADR[1]	2,504	59

Dongfeng Motor Group Co. Ltd., Class H	148,000	134

Fosun International Ltd.	150,500	219

Guangzhou Automobile Group Co. Ltd., Class H	132,000	132

Guangzhou R&F Properties Co. Ltd., Class H	210,000	318

Kweichow Moutai Co. Ltd., Class A	1,600	138

KWG Property Holding Ltd.	152,000	134

Nine Dragons Paper Holdings Ltd.	86,000	80

PetroChina Co. Ltd., Class H	148,000	92

Ping An Insurance Group Co. of China Ltd., Class H	19,500	172

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	54,300	110

Shimao Property Holdings Ltd.	127,000	339

Sinopharm Group Co. Ltd., Class H	52,000	219

Tencent Holdings Ltd.	40,369	1,619

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

Xinyi Glass Holdings Ltd.	104,000	$115

YY Inc. ADR[1]	6,187	370

Zhejiang Expressway Co. Ltd., Class H	224,000	194

		9,469

Czech Republic — 0.1%

CEZ AS	6,204	148

France — 2.1%

BNP Paribas SA	54,890	2,483

Engie SA	37,245	534

		3,017

Germany — 8.4%

BASF SE	52,598	3,664

Deutsche Post AG	66,206	1,808

Linde PLC	27,108	4,303

SAP SE	22,173	2,201

		11,976

India — 3.2%

Adani Ports & Special Economic Zone Ltd.	23,886	133

Dishman Carbogen Amcis Ltd.[1]	23,265	77

HCL Technologies Ltd.	21,692	300

HEG Ltd.	3,963	210

Hindalco Industries Ltd.	146,488	474

Hindustan Petroleum Corp. Ltd.	40,724	148

Hindustan Unilever Ltd.	14,103	368

ICICI Bank Ltd. ADR	6,981	72

Indian Oil Corp. Ltd.	96,203	189

Jubilant Foodworks Ltd.	14,416	258

Mahindra & Mahindra Ltd.	35,385	408

Oil & Natural Gas Corp. Ltd.	94,204	202

REC Ltd.	75,024	131

Reliance Capital Ltd.	18,848	62

Reliance Infrastructure Ltd.	38,393	174

Tata Consultancy Services Ltd.	21,056	571

Tata Motors Ltd. ADR[1]	10,944	133

Tata Steel Ltd.	47,810	357

UPL Ltd.	7,691	83

Vedanta Ltd.	58,010	168

		4,518

Indonesia — 0.1%

Indofood Sukses Makmur Tbk PT	208,500	108

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Italy — 2.7%

UniCredit SpA	335,011	$3,795

Japan — 11.2%

East Japan Railway Co.	27,000	2,384

Fanuc Corp.	12,900	1,958

Japan Airlines Co. Ltd.	50,900	1,804

KDDI Corp.	106,600	2,547

Sompo Holdings Inc.	49,000	1,665

Sumitomo Mitsui Financial Group Inc.	44,900	1,480

Takeda Pharmaceutical Co. Ltd.	119,200	4,040

		15,878

Malaysia — 0.4%

AirAsia Group Bhd	279,700	201

CIMB Group Holdings Bhd	38,200	52

Malayan Banking Bhd	51,714	119

Tenaga Nasional Bhd	43,100	142

		514

Mexico — 0.1%

Alfa SAB de CV, Class A	63,200	75

Arca Continental SAB de CV	8,600	48

Gruma SAB de CV, Class B	5,720	65

		188

Netherlands — 3.2%

Akzo Nobel NV	41,691	3,363

ING Groep NV	114,239	1,231

		4,594

Peru — 0.4%

Credicorp Ltd.	2,440	541

Poland — 0.2%

PGE Polska Grupa Energetyczna SA1	50,602	136

Polski Koncern Naftowy Orlen SA	4,875	141

Powszechny Zaklad Ubezpieczen SA	5,852	69

		346

Russia — 1.3%

Gazprom PJSC ADR	147,980	655

Lukoil PJSC ADR	9,429	674

Mobile Telesystems ADR	22,630	159

Sberbank of Russia ADR	33,563	368

		1,856

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Africa — 0.5%

Absa Group Ltd.	24,570	$276

Barloworld Ltd.	18,945	152

Exxaro Resources Ltd.	11,811	113

FirstRand Ltd.	10,560	48

Mediclinic International PLC	7,073	30

Redefine Properties Ltd.[3]	135,614	91

		710

South Korea — 4.5%

Daelim Industrial Co. Ltd.	1,334	123

Hana Financial Group Inc.	10,793	351

Hanwha Corp.	4,778	134

Hyosung Corp.	2,633	118

Hyundai Marine & Fire Insurance Co. Ltd.	3,681	135

KB Financial Group Inc.	12,335	514

Kia Motors Corp.	7,836	236

LG Corp.	4,522	283

LG Electronics Inc.	6,728	377

Meritz Fire & Marine Insurance Co. Ltd.	2,242	44

POSCO	3,006	658

Samsung Electro-Mechanics Co. Ltd.	3,129	292

Samsung Electronics Co. Ltd.	44,423	1,546

SK Hynix Inc.	13,259	723

SK Innovation Co. Ltd.	1,132	182

SK Telecom Co. Ltd.	1,721	415

Woori Bank	15,650	219

		6,350

Spain — 0.9%

CaixaBank SA	337,473	1,223

Switzerland — 8.8%

ABB Ltd.	194,263	3,710

Aryzta AG1	448,800	497

Cie Financiere Richemont SA	36,041	2,324

Givaudan SA	516	1,196

Novartis AG	28,735	2,461

Roche Holding AG	9,617	2,388

		12,576

Taiwan — 3.2%

Arcadyan Technology Corp.	40,000	97

Catcher Technology Co. Ltd.	36,000	264

Cathay Financial Holding Co. Ltd.	56,000	86

Compal Electronics Inc.	194,000	110

Compeq Manufacturing Co. Ltd.	75,000	48

Coretronic Corp.	45,800	57

CTBC Financial Holding Co. Ltd.	292,000	192

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Taiwan — (continued)

FLEXium Interconnect Inc.	25,732	$63

Formosa Chemicals & Fibre Corp.	51,000	174

Fubon Financial Holding Co. Ltd.	113,000	173

HON HAI Precision Industry Co. Ltd.	131,292	302

Inventec Corp.	237,000	169

Lite-On Technology Corp.	111,896	148

Pegatron Corp.	132,000	221

Powertech Technology Inc.	125,000	269

Radiant Opto-Electronics Corp.	55,000	152

Taiwan Cement Corp.	198,000	229

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,007	775

TCI Co. Ltd.	26,000	438

WPG Holdings Ltd.	106,080	127

Yageo Corp.	28,358	294

Yuanta Financial Holding Co. Ltd.	327,000	164

		4,552

Thailand — 1.3%

Charoen Pokphand Foods PCL	245,100	185

Kiatnakin Bank PCL	71,900	146

Krung Thai Bank PCL	350,100	206

PTT PCL	491,200	693

Sansiri PCL	2,140,200	78

Thai Oil PCL	81,700	166

Thanachart Capital	152,900	234

Tisco Financial Group PCL	36,000	87

		1,795

Turkey — 0.5%

Eregli Demir ve Celik Fabrikalari TAS	42,761	58

Haci Omer Sabanci Holding AS	69,459	99

Tekfen Holding AS	75,420	295

Turkcell Iletisim Hizmetleri AS	67,942	156

Turkiye Garanti Bankasi AS	84,959	128

		736

United Arab Emirates — 0.1%

DAMAC Properties Dubai Co. PJSC	154,028	63

Dubai Islamic Bank PJSC	93,558	128

		191

United Kingdom — 27.3%

AstraZeneca PLC	36,101	2,702

Aviva PLC	462,555	2,214

Balfour Beatty PLC	359,637	1,143

Barclays PLC	1,797,122	3,448

BHP Group PLC	40,307	848

BP PLC	462,247	2,922

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

United Kingdom — (continued)

British American Tobacco PLC	113,909	$3,630

Carnival PLC	25,218	1,210

Cobham PLC[1]	1,311,539	1,634

GlaxoSmithKline PLC	63,874	1,214

Johnson Matthey PLC	23,597	842

Lloyds Banking Group PLC	2,162,183	1,429

Micro Focus International PLC	86,966	1,533

Prudential PLC	223,733	3,998

Rolls-Royce Group PLC[1]	216,034	2,285

Royal Dutch Shell PLC, Class B	108,314	3,231

SSE PLC	185,892	2,562

Vodafone Group PLC	1,052,416	2,051

		38,896

Total Common Stock

(Cost $158,478) — 94.1%		133,819

PREFERRED STOCK

Germany — 3.4%

Volkswagen AG‡	30,848	4,919

Total Preferred Stock

(Cost $4,529) — 3.4%		4,919

PREFERENCE STOCK

Brazil — 0.5%

Braskem SA	10,100	123

Cia Paranaense de Energia	11,500	91

Itausa - Investimentos Itau SA	167,815	523

		737

South Korea — 0.2%

LG Chemical Ltd.	900	158

Samsung Electronics Co. Ltd.	4,168	119

		277

Total Preference Stock

(Cost $1,113) — 0.7%		1,014

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.300%**	4,699,876	$4,700

Total Short-Term Investment

(Cost $4,700) — 3.3%		4,700

Total Investments — 101.5%

(Cost $168,820)		144,452

Liabilities in Excess of Other Assets — (1.5)%		(2,190)

Net Assets — 100.0%		$142,262

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2018 was $— and represented 0.0% of net assets.
3	Real Estate Investment Trust.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (continued)

December 31, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Brazil	$2,062	$—	$—	$2,062
Canada	7,780	—	—	7,780
China	9,331	138	—	9,469
Czech Republic	—	148	—	148
France	3,017	—	—	3,017
Germany	4,303	7,673	—	11,976
India	4,518	—	—	4,518
Indonesia	—	108	—	108
Italy	—	3,795	—	3,795
Japan	—	15,878	—	15,878
Malaysia	514	—	—	514
Mexico	188	—	—	188
Netherlands	4,594	—	—	4,594
Peru	541	—	—	541
Poland	—	346	—	346
Russia	1,856	—	—	1,856
South Africa	710	—	—	710
South Korea	—	6,350	—	6,350
Spain	1,223	—	—	1,223
Switzerland	—	12,576	—	12,576
Taiwan	775	3,777	—	4,552
Thailand	—	1,795	—	1,795
Turkey	736	—	—	736
United Arab Emirates	191	—	—	191
United Kingdom	38,896	—	—	38,896

Total Common Stock	81,235	52,584	—	133,819

Preferred Stock	—	4,919	—	4,919

Preference Stock
Brazil	737	—	—	737
South Korea	—	277	—	277

Total Preference Stock	737	277	—	1,014

Short-Term Investment	4,700	—	—	4,700

Total Investments in Securities	$86,672	$57,780	$—	$144,452

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “foreign line” securities using “local line” prices, and/or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to “foreign line” securities using “local line” prices, and/or due to markets being closed. At December 31, 2018, securities with a value

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2018 (Unaudited)

of $191 (000), which represented 0.1% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to certain markets being closed which triggered the fair valuation of certain securities at the prior fiscal year end. At December 31, 2018, securities with a value of $54,983 (000), which represented 38.6% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to certain markets being closed which triggered fair valuation of certain securities at the end of the period. At December 31, 2018, securities with a value of $127 (000), which represented 0.1% of the net assets of the Fund, transferred from Level 3 to Level 1 since the prior fiscal year end, primarily due such securities resuming trading since the prior fiscal year end.

At December 31, 2018, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1900

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2019